Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 314,918	$ 67,056	$ 382,556	$ 128,408
Canadian federal and provincial income tax rates	27.00%	26.00%	27.00%	26.00%
Income tax expense based on above rates	$ 85,028	$ 17,434	$ 103,290	$ 33,386
Non-deductible stock based compensation and other	1,128	627	1,915	1,118
Differences in tax rates in foreign jurisdictions	(86,764)	(17,907)	(106,925)	(34,979)
Current period unrecognized temporary differences	1,482	920	3,662	2,329
Write down (reversal of write down) of previously recognized temporary differences	(4,098)	(1,630)	(5,651)	(2,282)
Income tax expense (recovery)	$ (3,224)	$ (556)	$ (3,709)	$ (428)